Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current assets	$ 11,085,305	$ 17,850,174
Current liabilities	4,565,566	7,830,432
Interest income	568,919	183,037
Total operating expenses	23,789,498	27,429,611	$ 33,743,660
Total Consolidated [Member]
Statement [Line Items]
Current assets	11,704,898	18,087,292
Non-current assets	6,389,523	20,560,482
Current liabilities	5,185,159	8,067,550
Non-current liabilities	0	38,004
Interest income	(786,363)	(367,735)
Total operating expenses	23,789,498	27,429,611
Net loss	(18,230,588)	(23,606,828)
Biotechnology.
Statement [Line Items]
Current assets	4,516,910	18,087,292
Non-current assets	5,482,157	13,128,826
Current liabilities	4,565,566	7,830,432
Non-current liabilities	0	38,004
Interest income	(675,731)	(344,294)
Total operating expenses	23,169,675	26,798,301
Net loss	(18,204,886)	(23,541,030)
Strategic Investments.
Statement [Line Items]
Current assets	7,187,988	0
Non-current assets	907,366	7,431,656
Current liabilities	619,593	237,118
Non-current liabilities	0	0
Interest income	(110,632)	(23,441)
Total operating expenses	619,823	631,310
Net loss	$ (25,702)	$ (65,798)